Supplemental Disclosures for Consolidated Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Disclosures for Consolidated Statements of Cash Flows [Abstract]
Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities

Reconciliation of Net (Loss) Income to Net Cash Provided by Operating Activities for the three years ended:

	Year Ended December 31
	2012	2011	2010
	(In thousands)
Net income (loss)	$(710)	$6,667	$(33,203)
Adjustments to reconcile net income (loss) to net cash (used) provided by operating activities
Depreciation	2,827	2,830	3,097
Net amortization of premiums and discounts on securities	4,740	2,555	623
Other amortization and accretion	20	(35)	282
Change in loans available for sale, net	(20,143)	5,724	5,893
Provision for loan losses, net	10,796	1,974	31,680
Deferred tax benefit	(7)	(10)	(53)
Gain on sale of securities	(7,619)	(1,220)	(3,687)
Gain on sale of loans	(816)	(143)	(113)
Loss on sale or write down of foreclosed assets	3,548	3,812	13,520
Writedown on loan available for sale	1,238	0	0
Loss (gain) on disposition of equipment	774	58	(31)
Stock based employee benefit expense	796	587	493
Change in interest receivable	861	(561)	1,123
Change in interest payable	(524)	(2,258)	944
Change in prepaid expenses	2,601	2,748	3,822
Change in accrued taxes	(190)	(145)	21,424
Change in other assets	(835)	585	(1,954)
Change in other liabilities	581	573	(1,201)

Net cash (used) provided by operating activities	$(2,062)	$23,741	$42,659

Supplemental disclosure of non cash investing activities
Fair value adjustment to securities	$(3,405)	$5,530	$(279)
Transfers from loans to other real estate owned	14,067	35,500	22,114
Transfers from loans to loans available for sale	10,321	0	0
Transfers from other assets to other real estate owned	0	0	1,676
Transfer from bank premises and equipment to other real estate owned	0	0	377
Purchase of securities under trade date accounting	0	0	508
Transfer of loans to other assets	0	0	1,747
Transfer of other real estate owned to other assets	0	0	1,642
Matured securities recorded as a recievable	3,100	3,630	0